General Information (Details Narrative) £ in Thousands, $ in Thousands, $ in Thousands																																																			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2024 CLP ($)	Dec. 30, 2024 USD ($)	Dec. 12, 2024 CLP ($) shares	Dec. 12, 2024 USD ($) shares	Nov. 21, 2024 CLP ($) shares	Oct. 14, 2024	Sep. 04, 2024 CLP ($)	Aug. 29, 2024 CLP ($) shares	Jul. 12, 2024 CLP ($)	Jul. 12, 2024 USD ($)	Jul. 02, 2024 CLP ($)	Apr. 29, 2024 CLP ($) shares	Apr. 29, 2024 USD ($) shares	Apr. 26, 2024 CLP ($)	Mar. 28, 2024 shares	Feb. 21, 2024 CLP ($)	Feb. 21, 2024 USD ($)	Feb. 20, 2024 CLP ($)	Feb. 20, 2024 USD ($)	Feb. 02, 2024 CLP ($) shares	Jan. 26, 2024 CLP ($)	Jan. 26, 2024 USD ($)	May 25, 2023 CLP ($)	May 25, 2023 USD ($)	May 09, 2023 CLP ($)	May 09, 2023 USD ($)	Mar. 16, 2023 CLP ($)	Mar. 16, 2023 USD ($)	Mar. 02, 2023 CLP ($)	Mar. 02, 2023 USD ($)	Feb. 28, 2023 CLP ($)	Feb. 28, 2023 USD ($)	Jan. 25, 2023 CLP ($)	Jan. 25, 2023 USD ($)	Jan. 20, 2023	Jan. 09, 2023 CLP ($)	Dec. 12, 2022 CLP ($)	Dec. 12, 2022 USD ($)	Nov. 28, 2022 CLP ($)	Nov. 28, 2022 GBP (£)	Sep. 07, 2022 CLP ($) shares	Sep. 02, 2022 CLP ($) shares	Aug. 24, 2022 CLP ($)	Aug. 16, 2022 CLP ($)	Jul. 02, 2022	Jun. 13, 2022 CLP ($)	Jun. 13, 2022 USD ($)	Apr. 26, 2022 CLP ($)	Apr. 26, 2022 USD ($)	Feb. 18, 2020	Dec. 31, 2024 CLP ($) Employee	Dec. 31, 2024 CLP ($) Employee	Dec. 31, 2024 CLP ($) Employee	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2024 USD ($) Employee	Jun. 01, 2022 CLP ($)	Jun. 01, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Number of employees | Employee																																																			9,638	9,638	9,638				9,638
Proportion of ownership interest in subsidiary																																																		50.00%
Net loss																																																					$ 176,544,797	$ 118,425,443		$ 135,484,452
Issued capital																																																			$ 562,693,346	$ 562,693,346	$ 562,693,346	$ 562,693,346
Ccu Sa [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																					$ 38,055,772	$ 41,775,000			$ 1,190,145	$ 1,500,000					$ 3,324,960	$ 4,000,000					$ 14,645,670	$ 17,000,000
Ccu Sa [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																					99.9602%	99.9602%			99.9547%	99.9547%					99.9545%	99.9545%					99.9539%	99.9539%
Ccu Sa [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													65.1854%
CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					99.9775%	99.9775%	99.9775%
CCU Inversiones SA [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																					0.0398%	0.0398%	33.3481%	33.3481%	0.0453%	0.0453%					0.0455%	0.0455%					0.0461%	0.0461%
CCU Inversiones SA [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																							66.6519%	66.6519%
Proportion of ownership interests held by non-controlling interests																																													34.8086%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																							$ 6,593,595	$ 8,150,000
Proportion of ownership interest in subsidiary																																																					99.9925%	99.9925%	99.9925%
Bebidas Bolivianas Bbo Sa [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 454,034	$ 495,052							$ 925,742	$ 1,087,508		$ 483,235	$ 509,914			$ 982,926	$ 1,019,971						$ 1,444,049	$ 1,437,659									$ 1,784,914	$ 1,784,914												$ 950,695	$ 1,019,971	$ 867,771	$ 1,019,971
Ms Sarah Cartes Jara [Member]
IfrsStatementLineItems [Line Items]
Purchase and sale amount																													$ 3,205,058	$ 4,001,920
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																													55.007%	55.007%
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																													54.964%	54.964%
Sudameris Bank SAECA [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																																																						$ 28,554,669	$ 32,555,031
Total value shares purchased during the acquisition																												$ 32,651,973
Present value shares purchased during the acquisition																												$ 31,745,078
Present value shares purchased during the acquisition																											$ 25,949,059
CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Total value shares purchased during the acquisition																		$ 31,549,348	$ 32,652,006
Proportion of ownership interest in subsidiary																																																					100.00%	100.00%	100.00%
Bebidasdel Paraguay S. A [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest						51.00%
Remaining interest on shares						49.00%
Interest percentage																																																			43.00%	43.00%	43.00%				43.00%
Business Contributed Revenues [Member]
IfrsStatementLineItems [Line Items]
Acquired contributed revenues																																																			$ 9,270,041
Net loss																																																			108,368
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Acquisition interest																																			51.0132%
Net loss																																																					$ 190,218	$ 662,355
Proportion of ownership interest in subsidiary																																																					40.8105%	40.8105%	40.8105%
CRECCU S.A. [Member]
IfrsStatementLineItems [Line Items]
Capital reduction																																				$ 1,500,000
Proportion of ownership interest in subsidiary																																																					100.00%	100.00%	100.00%
Millahue S. A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control							$ 7,000,000
Issued capital																				$ 10,000,000
Ordinary nominative shares | shares																				10,000,000
Increase capital stock								$ 7,002,652
Issued nominative shares | shares								14,142,310
Corresponding ownership percentage							99.9621%
Shareholders ownership percentage																																																					99.9773%
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary														60.0002%
Issued capital														$ 84,131
Positive equity effect amount														$ 31,300
Payment made transfer of ownership												251,756
Paid in cash												$ 43,000
Proportion of ownership interest in subsidiary																																																					50.0007%	50.0007%	50.0007%
Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Correspond ordinary shares | shares												97,856	97,856
Transaction amount												$ 208,755
Negative equity effect amount												60,881
Payment for debt recognition												224,393
Additional payment												49,094
Debts were settled through the transfer of property plant and equipment												$ 273,487
Proportion of ownership interest in subsidiary																																																						25.0006%	25.0006%
C C U Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary															0.10%
Net loss																																																				$ 2,894,151
Number of shares in entity held by entity or by its subsidiaries or associates | shares															8,471,349
Exercised option for an amount											$ 47,217
Contributed revenues																																																				87,643,707
Aguasde Origen S. A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary											50.10%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					85.1506%	84.6824%	84.6824%
Vina San Pedro Tarapaca S A [Member] | CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control					$ 711,155																																				$ 438,105
Additional controlling interest acquired percentage					0.4682%																																				0.1856%
Additional investment made in the shares of the subsidiary shares | shares					187,146,096																																				74,000,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					$ 681,186																																				$ 102,625
Vspt Uk Limited [Member]
IfrsStatementLineItems [Line Items]
Issued capital																																																										$ 1,135	£ 1
Issue of equity																																							$ 431,444	£ 417,399
Vspt Winegroup Shangai Limited [Member]
IfrsStatementLineItems [Line Items]
Issued capital																																																			$ 498,230	$ 498,230	$ 498,230				$ 500,000
Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																												99.8064%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																																												$ 6,750,000
Proportion of ownership interest in subsidiary																																																					99.9999%	99.9999%	99.9999%
Cervecera C C U Chile Ltda [Member] | Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																																												0.1935%
Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					74.9503%	74.9503%	74.9503%
Volcanes Del Sur S A [Member] | Cerveceria Kunstmann S A And Crverceria Ccu Chile Limited [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																											50.10%
Proportion of ownership interests held by non-controlling interests																																											49.90%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																																											$ 12,950,000
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																										99.00%
Proportion of ownership interest in subsidiary																																																					100.00%	100.00%	100.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																																										$ 4,500,000
Increase (decrease) in number of ordinary shares issued | shares																																										4,500,000
La Barra S A [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																																										1.00%
Coralina S. A. [Member]
IfrsStatementLineItems [Line Items]
Sale of shares | shares			18,000	18,000
Purchase of shares			$ 245,471	$ 251,556
Negative equity amount			$ 107,286
Holdings In Subsidiaries After Dissolution Of One Of The Companies [Member] | Ccu Sa [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																													99.9511%
Holdings In Subsidiaries After Dissolution Of One Of The Companies [Member] | CCU Inversiones SA [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																																													0.0489%
Quinenco Sa And Heineken Chile Limitada [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture																																																					50.00%
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																																					$ 7,102,269	$ 6,490,044		7,729,870
Distributable profit percentage																																																					100.00%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																																					$ 4,766,081	5,628,818		4,781,336
Distributable profit percentage																																																					100.00%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																																					$ 652,159	$ 769,486		$ 292,979
Distributable profit percentage																																																					100.00%
Inversiones Y Rentas Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary interest ownership percentage held by parent																																																					65.87%
Direct Ownership [Member] | CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					99.0242%
Direct Ownership [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					66.6519%
Direct Ownership [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					99.9602%
Direct Ownership [Member] | D and D SpA [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Direct Ownership [Member] | CRECCU S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					99.9602%
Direct Ownership [Member] | Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					50.0007%
Direct Ownership [Member] | Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member] | CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary					85.1697%																																				84.7015%
Direct Ownership [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					99.8064%
Direct Ownership [Member] | Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Direct Ownership [Member] | La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					99.00%
Indirect Ownership [Member] | CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					0.9533%
Indirect Ownership [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					33.3406%
Indirect Ownership [Member] | CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					0.0398%
Indirect Ownership [Member] | D and D SpA [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					40.8105%
Indirect Ownership [Member] | CRECCU S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					0.0398%
Indirect Ownership [Member] | Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Indirect Ownership [Member] | Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary
Indirect Ownership [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					85.1506%
Indirect Ownership [Member] | Vina San Pedro Tarapaca S A [Member] | CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary					85.1506%																																				84.6824%
Indirect Ownership [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					0.1935%
Indirect Ownership [Member] | Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					74.9503%
Indirect Ownership [Member] | La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																																					1.00%